Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Operating Segments [Abstract]
Summary of Operating Segments	The segment revenues, net income, and other segment information of our reportable operating segments for the years ended December 31, 2021, 2020 and 2019, and as at December 31, 2021 and 2020 are as follows:
	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos, except for Adjusted EBITDA margin)
December 31, 2021
Revenues
External customers	105,492	87,765	—	—	193,257
Service revenues	98,512	87,239	—	—	185,751
Non-service revenues	6,980	526	—	—	7,506
Inter-segment transactions	1,127	29,298	—	(30,425)	—
Service revenues	1,127	29,290	—	(30,417)	—
Non-service revenues	—	8	—	(8)	—
Total revenues	106,619	117,063	—	(30,425)	193,257

Results
Depreciation and amortization	40,459	22,139	—	(10,429)	52,169
Asset impairment	1,241	3,743	1	—	4,985
Interest income	355	275	26	—	656
Equity share in net earnings (losses) of associates and joint ventures	—	103	(1,204)	—	(1,101)
Financing costs – net	7,551	6,029	—	(3,166)	10,414
Provision for (benefit from) income tax	3,366	4,103	(270)	279	7,478
Net income (loss) / Segment profit (loss)	9,434	26,146	384	(9,288)	26,676
Adjusted EBITDA	60,876	45,832	(7)	(10,801)	95,900
Adjusted EBITDA margin	61%	39%	—	—	52%
Core income (loss)	13,645	26,298	(666)	(9,340)	29,937
Telco core income (loss)	13,645	25,736	192	(9,340)	30,233

Assets and liabilities
Operating assets	299,513	285,083	7,351	(32,368)	559,579
Investments in associates and joint ventures	39	43,519	9,806	—	53,364
Deferred income tax assets – net	4,695	8,433	(81)	338	13,385
Total assets	304,247	337,035	17,076	(32,030)	626,328
Operating liabilities	213,219	293,162	1,023	(8,710)	498,694
Deferred income tax liabilities	—	169	—	—	169
Total liabilities	213,219	293,331	1,023	(8,710)	498,863

Other segment information
Capital expenditures, including capitalized interest (Note 9)	36,898	52,085	—	—	88,983

December 31, 2020
Revenues
External customers	101,789	79,215	—	—	181,004
Service revenues	95,748	77,886	—	—	173,634
Non-service revenues	6,041	1,329	—	—	7,370
Inter-segment transactions	2,422	19,524	—	(21,946)	—
Service revenues	2,422	19,524	—	(21,946)	—
Non-service revenues	—	—	—	—	—
Total revenues	104,211	98,739	—	(21,946)	181,004

Results
Depreciation and amortization	35,134	19,383	—	(7,037)	47,480
Asset impairment	2,196	5,490	1	(41)	7,646
Interest income	537	636	92	(55)	1,210
Equity share in net earnings (losses) of associates and joint ventures	—	50	(2,378)	—	(2,328)
Financing costs – net	6,886	6,059	55	(2,914)	10,086
Provision for (benefit from) income tax	4,536	3,734	(617)	788	8,441
Net income (loss) / Segment profit (loss)	15,166	14,509	(318)	(4,777)	24,580
Adjusted EBITDA	60,272	33,405	(12)	(7,507)	86,158
Adjusted EBITDA margin	61%	34%	—	—	50%
Core income (loss)	16,440	15,463	193	(4,967)	27,129
Telco core income (loss)	17,217	13,649	2,188	(4,967)	28,087

Assets and liabilities
Operating assets	219,412	319,384	6,371	(41,000)	504,167
Investments in associates and joint ventures	40	43,690	8,393	—	52,123
Deferred income tax assets – net	6,943	11,628	(350)	1,335	19,556
Total assets	226,395	374,702	14,414	(39,665)	575,846
Operating liabilities	227,687	274,614	1,457	(48,303)	455,455
Deferred income tax liabilities	23	330	—	373	726
Total liabilities	227,710	274,944	1,457	(47,930)	456,181

Other segment information
Capital expenditures, including capitalized interest (Note 9)	33,118	38,786	—	—	71,904

December 31, 2019
Revenues
External customers	94,488	74,699	—	—	169,187
Service revenues	88,243	73,112	—	—	161,355
Non-service revenues	6,245	1,587	—	—	7,832
Inter-segment transactions	2,418	14,707	—	(17,125)	—
Service revenues	2,418	14,707	—	(17,125)	—
Non-service revenues	—	—	—	—	—
Total revenues	96,906	89,406	—	(17,125)	169,187

Results
Depreciation and amortization	29,484	16,141	—	(5,969)	39,656
Asset impairment	1,133	3,699	1	—	4,833
Interest income	703	680	362	—	1,745
Equity share in net earnings (losses) of associates and joint ventures	—	568	(2,103)	—	(1,535)
Financing costs – net	6,422	5,078	—	(2,947)	8,553
Provision for (benefit from) income tax	4,423	5,341	(444)	230	9,550
Net income (loss) / Segment profit (loss)	13,101	11,421	(1,769)	33	22,786
Adjusted EBITDA	52,789	33,162	(101)	(6,035)	79,815
Adjusted EBITDA margin	58%	38%	—	—	49%
Core income (loss)	13,685	12,531	(1,151)	46	25,111
Telco core income	14,063	12,531	440	46	27,080

Assets and liabilities
Operating assets	287,059	198,468	7,943	(45,929)	447,541
Investments in associates and joint ventures	10	73,386	9,897	(29,430)	53,863
Deferred income tax assets – net	13,102	11,791	(711)	(559)	23,623
Total assets	300,171	283,645	17,129	(75,918)	525,027
Operating liabilities	221,755	229,855	833	(46,289)	406,154
Deferred income tax liabilities	1,986	384	252	(39)	2,583
Total liabilities	223,741	230,239	1,085	(46,328)	408,737

Other segment information
Capital expenditures, including capitalized interest (Note 9)	30,718	42,153	—	—	72,871

Summary of Reconciliation of Consolidated Net Income to Consolidated Adjusted EBITDA

The following table shows the reconciliation of our consolidated net income to our consolidated Adjusted EBITDA for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
	(in million pesos)
Consolidated net income	26,676	24,580	22,786
Add (deduct) adjustments:
Depreciation and amortization (Notes 9 and 10)	52,169	47,480	39,656
Financing costs – net (Note 5)	10,414	10,086	8,553
Provision for income tax (Note 7)	7,478	8,441	9,550
Foreign exchange gains (losses) – net (Notes 5 and 28)	3,890	(1,488)	(424)
Amortization of intangible assets (Note 15)	2,822	2,496	758
Equity share in net losses of associates and joint ventures (Note 11)	1,101	2,328	1,535
Impairment of property and equipment (Notes 5 and 9)	148	—	—
Interest income (Note 5)	(656)	(1,210)	(1,745)
Losses (gains) on derivative financial instruments – net (Note 28)	(1,400)	378	284
Other income – net	(6,742)	(6,933)	(1,138)
Gain on dilution of shares (Notes 5 and 11)	(826)	(394)	—
Gains on sale of property and equipment (Note 5)	(884)	(3,369)	(88)
Gain on debt modification (Note 5)	(1,372)	—	—
Reversal of provisions (Note 5)	(2,594)	(2,679)	(999)
Others	(1,066)	(491)	(51)
Total adjustments	69,224	61,578	57,029
Consolidated Adjusted EBITDA	95,900	86,158	79,815

Summary of Reconciliation of Consolidated Net Income to Consolidated Core Income

The following table shows the reconciliation of our consolidated net income to our consolidated core income and telco core income for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
	(in million pesos)
Consolidated net income	26,676	24,580	22,786
Add (deduct) adjustments:
Foreign exchange losses (gains) – net (Notes 5 and 28)	3,890	(1,488)	(424)
Sun Trademark amortization (Note 15)	2,628	1,877	—
Accelerated depreciation	1,110	—	—
Manpower rightsizing program, or MRP (Note 5)	269	2,625	3,296
Losses from changes in fair value of financial assets at FVPL	174	—	675
Impairment/derecognition of investments (Notes 11 and 12)	60	659	34
Core income adjustment on equity share in net income of associates and joint ventures	(7)	(6)	(226)
Net income attributable to noncontrolling interests	(309)	(296)	(265)
CREATE Act impact on deferred income taxes – net	(355)	—	—
Net tax effect of aforementioned adjustments	(1,209)	(1,106)	(998)
Gain on debt modification – net of amortization of debt discount	(1,339)	—	—
Losses (gains) on derivative financial instruments – net, excluding hedge costs (Note 28)	(1,651)	284	233
Total adjustments	3,261	2,549	2,325
Consolidated core income	29,937	27,129	25,111
Add (deduct) adjustments:
Share in VIH losses	1,981	1,954	1,776
Accelerated depreciation	—	1,496	378
Loss (gain) on sale of Rocket Internet SE, or Rocket Internet, shares	—	364	(185)
Gain from condonation of debt	—	(240)	—
Gain on sale and leaseback of Smart Headquarters – net of tax	—	(2,293)	—
VIH gain on dilution – net of tax	(702)	(323)	—
Gain on asset sales – net of tax (Note 5)	(983)	—	—
Total adjustments	296	958	1,969
Telco core income	30,233	28,087	27,080

Summary of Reconciliation of Consolidated Basic and Diluted Core EPS to Consolidated Basic and Diluted EPS Attributable to Common Equity Holder of PLDT

The following table shows the reconciliation of our consolidated basic and diluted core EPS to our consolidated basic and diluted EPS attributable to common equity holder of PLDT for the years ended December 31, 2021, 2020 and 2019:

	2021		2020		2019
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Consolidated core EPS	138.29	138.29	125.29	125.29	115.95	115.95
Add (deduct) adjustments:
Gains (losses) on derivative financial instruments – net, excluding hedge costs	5.73	5.73	(0.92)	(0.92)	(0.75)	(0.75)
Gain on debt modification	4.65	4.65	—	—	—	—
CREATE Act impact on deferred taxes – net	1.64	1.64	—	—	—	—
Core income adjustment on equity share in net earnings of associates and joint ventures	0.03	0.03	0.03	0.03	1.05	1.05
Impairment/derecognition of investments	(0.28)	(0.28)	(3.05)	(3.05)	(0.16)	(0.16)
Losses from changes in fair value of financial assets at FVPL	(0.81)	(0.81)	—	—	—	—
MRP	(1.02)	(1.02)	(8.51)	(8.51)	(10.73)	(10.73)
Accelerated depreciation	(3.85)	(3.85)	—	—	—	—
Sun Trademark amortization	(9.12)	(9.12)	(6.08)	(6.08)	—	—
Foreign exchange gains (losses) – net	(13.50)	(13.50)	5.36	5.36	1.73	1.73
Unrealized losses in fair value of investments	—	—	—	—	(3.12)	(3.12)
Total adjustments	(16.53)	(16.53)	(13.17)	(13.17)	(11.98)	(11.98)
Consolidated EPS attributable to common equity holders of PLDT (Note 8)	121.76	121.76	112.12	112.12	103.97	103.97

Summary of Revenues from External Customers by Category of Products and Services

The following table presents our revenues from external customers by category of products and services for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
	(in million pesos)
Wireless services
Service revenues:
Mobile	95,619	95,589	87,823
Home broadband	2,889	40	85
MVNO and others	4	119	335
	98,512	95,748	88,243
Non-service revenues:
Sale of mobile handsets and broadband data modems	6,980	6,041	6,245
Total wireless revenues	105,492	101,789	94,488
Fixed line services
Service revenues:
Voice	20,222	19,484	19,890
Data	66,624	58,064	52,787
Miscellaneous	393	338	435
	87,239	77,886	73,112
Non-service revenues:
Sale of computers, phone units and SIM cards	454	1,140	1,193
Point-product-sales	72	189	394
	526	1,329	1,587
Total fixed line revenues	87,765	79,215	74,699
Total revenues	193,257	181,004	169,187